Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Operating Leases and Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2015	$ 42
2016	27
2017	14
2018	12
2019	13
Thereafter	22
Total future minimum leases payments	130	107
2015	1
2016	2
2017	1
2018	0
2019	0
Thereafter	0
Total future minimum leases payments	4
Less: amount representing interest	0
Present value of future minimum lease payments	$ 4